SHAREHOLDERS' EQUITY (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 January 01 2013 [Member]	Dec. 31, 2012 January 01 2012 [Member]	Dec. 31, 2012 Director [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2011 Director [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2010 Board Of Directors Chairman [Member]	Dec. 31, 2011 Independent Director [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2010 Each Independent Director [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2012 Chairman [Member]	Dec. 31, 2011 Chairman [Member]	Dec. 31, 2000 Employee Stock Purchase Plan [Member]	Dec. 31, 2000 Employee Directors and Consultant Option Plans [Member]	Dec. 31, 2012 Employee Directors and Consultant Option Plans [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2012 Subsequent Event [Member]
Ordinary shares, par value	$ 0.02	$ 0.02
Option And RSUs Available For Grant, Increase in option pool, net	516,691	800,000	800,000											1,250,000	7,097,269
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum													5.00%
Outstanding Option, Granted	794,000	554,000	589,000					100,000	48,000	8,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 10,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	1 year 3 months 18 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Outstanding, Number	1,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 9.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	5 years 7 months 6 days
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	4,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	4 years 9 months 18 days	4 years 8 months 12 days	4 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	3.20%	3.40%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	57.00%	61.00%	66.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.40%	2.50%	3.00%
Dividends, Common Stock, Cash	7,500,000	10,000,000
Common Stock, Dividends, Per Share, Declared	$ 0.24	$ 0.32
Common Stock, Dividends, Per Share, Cash Paid	$ 0.32	$ 0.24
Dividends Common Stock Cash Paid	10,000,000	7,500,000														2,500,000
Weighted Average Exercise Price per share, Granted	$ 10.38	$ 8.71	$ 6.11
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				800,000	800,000	48,000	48,000				200,000	200,000
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable In Period Fair Value	2.6	2.32	1.82
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 1,900,000	$ 4,600,000	$ 1,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	1 year 9 months 18 days